FAIR VALUE MEASUREMENTS (Details) - USD ($)	7 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Assets:
Stock Repurchased and Retired During Period, Value	$ 0
Measured on a recurring basis | Level 1
Assets:
Marketable securities held in Trust Account	$ 276,261,596	$ 276,943,339